SHARE-BASED PAYMENTS (Tables)	6 Months Ended
Jun. 30, 2026
Share-based payments [Abstract]
Schedule of share-based payment expense	The following table sets forth the total share-based payment expense for the six and three-month periods ended June 30 in relation to all directors and employees of the Company.

	Six-month period		Three-month period
	2026	2025	2026	2025
Equity-settled share-based payment expense	10	17	4	7
Cash-settled share-based payment expense	1	2	—	2
Total share-based compensation expense	11	19	4	9

Schedule of share-based payment liability	The following table sets forth the total share-based payment liability in relation to all directors and employees of the Company.

	June 30, 2026	December 31, 2025

Current liability	3	7
Non-current liability	1	5
Total liability for share-based payments	4	12

Schedule of fair value assumptions share-based payments	The following table sets forth the principal assumptions applied by VEON in determining the fair value of the newly issued equity settled share-based payment instruments with market performance conditions:

Assumptions affecting inputs to fair value model	Equity-settled
Annual risk-free rates of return and discount rates (%)	3.55% - 4.17%
Long-term dividend yield (%)	—%
Volatility of share price (%)	44.97% - 49.68%
Share price (p)	$1.89 - $2.09